Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Profit for the year	$ 96,379	$ 111,068	$ 224,435
Denominator:
Weighted average number of shares used in basic EPS	52,487,688	56,836,682	59,330,421
Earnings per share (US$) - basic	$ 1.84	$ 1.95	$ 3.78
Stock awards at US$ 0.001	651,320	359,587	552,466
Weighted average number of common shares for the purposes of diluted earnings per shares	53,139,008	57,196,269	59,882,887
Earnings per share (US$) - diluted	$ 1.81	$ 1.94	$ 3.75
Par value per share	$ 0.001	$ 0.001	$ 0.001